Related Party Transactions (Schedule of Future Maturities of Notes Payable) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
2021	$ 570,962	$ 512,425
2022	247,194	229,962
Related Party Notes Payable	3,314,402	$ 3,347,812	$ 200,000
Notes payable [Member]
Related Party Transaction [Line Items]
2021	1,239,402
2022	2,075,000
Related Party Notes Payable	$ 3,314,402